Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Intangible assets, net of accumulated amortization and impairment	$ 15,270	$ 15,120	$ 14,920
LIABILITIES
Convertible note payable, net of discount	$ 367	$ 49,134	$ 0
Stockholders' Deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	750,000,000	750,000,000	750,000,000
Preferred stock, issued shares	50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	900,000,000	900,000,000	900,000,000
Common stock, issued shares	71,245,132	44,904,708	17,136,743
Common stock, outstanding shares	71,245,132	44,904,708	17,136,743